Pension Plan and Employee Benefits - Amounts Recognized in Balance Sheet (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Non-current	$ 283,830	$ 283,075	$ 249,264
OTHER BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Current	4,401	4,401	4,130
Non-current	48,175	48,321	36,325
SERP BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Current	4,599	4,599
Non-current	84,219	84,529
SERP, current		4,599	4,478
SERP, noncurrent		84,529	73,936
Cleco Power
Defined Benefit Plan Disclosure [Line Items]
Non-current	207,293	206,270
Cleco Power | OTHER BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Current	3,815	3,815	3,584
Non-current	41,994	42,080	31,694
Cleco Power | SERP BENEFITS
Defined Benefit Plan Disclosure [Line Items]
Current	760	760
Non-current	$ 13,863	13,964
SERP, current		760	930
SERP, noncurrent		$ 13,964	$ 12,025